Geographic Information and Customer Concentration (Tables)	12 Months Ended
Dec. 31, 2023
Geographic Information and Customer Concentration [Abstract]
Schedule of Information of the Company's Segments
The following table represents revenues by country based on the location of the revenue:

	Year Ended December 31,
(in thousands)	2023	2022	2021
United States	$253,115	$242,753	$189,639
International	23,599	19,594	20,712
Total	$276,714	$262,347	$210,351

Schedule of Identifiable Assets by Geographic Area
The following table represents assets by country based on the location of the assets:

	December 31,
(in thousands)	2023	2022
United States	$767,894	$809,437
International	34,712	45,421
Total	$802,606	$854,858

Schedule of Revenue by Major Customers
Customers comprising 10% or more of the Company’s total revenues are summarized as follows:

	Year Ended December 31,
	2023	2022	2021
Yum! Brands, Inc.	13%	14%	15%
McDonald’s Corporation	12%	17%	16%
Dairy Queen	11%	9%	9%
All Others	64%	60%	60%
	100%	100%	100%